Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Balance Sheet (Parentheticals) (Details) - As Reported [Member] - $ / shares
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Schedule of Previously Reported Condensed Consolidated and Combined Balance Sheet [Line Items]
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	2,000,000	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued (in Shares)
Preferred stock, shares outstanding (in Shares)
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	300,000,000	300,000,000	300,000,000	300,000,000
Common stock, shares issued (in Shares)	2,633,956	2,346,815	1,742,004	1,738,005
Common stock, shares outstanding (in Shares)	2,633,956	2,346,815	1,742,004	1,738,005